Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables

3. Loans and Finance Receivables, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Loans and Finance Receivables

Revenue generated from the Company’s loans and finance receivables for the three and six months ended June 30, 2015 and 2014 was as follows (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Short-term loans	$48,495	$65,707	$99,356	$138,685
Line of credit accounts	40,915	74,893	96,568	147,930
Installment loans and RPAs	56,438	60,839	115,195	123,247

Total loans and finance receivables revenue	145,848	201,439	311,119	409,862
Other	432	43	837	85

Total revenue	$146,280	$201,482	$311,956	$409,947

Current and Delinquent Loans and Finance Receivables

The Company classifies its loans and finance receivables as either current or delinquent. Short-term loans are considered delinquent when payment of an amount due is not made as of the due date. If a line of credit account or installment loan customer misses one payment, that payment is considered delinquent and the balance of the loan is considered current. The Company does not accrue interest on the delinquent payment portion of the loan but does continue to accrue interest on the remaining portion of the loan. If a line of credit account or installment loan customer does not make two consecutive payments, the entire account or loan is classified as delinquent and on a non-accrual status. The Company allows for normal payment processing time before considering a payment or a loan delinquent but does not provide for any additional grace period.

The Company does not accrue interest on delinquent loans and does not resume accrual of interest on a delinquent loan unless it is returned to current status. In addition, delinquent loans generally may not be renewed, and if, during its attempt to collect on a delinquent loan, the Company allows additional time for payment through a payment plan or a promise to pay, it is still considered delinquent. Generally, all payments received are first applied against accrued but unpaid interest and fees and then against the principal balance of the loan.

Allowance and Liability for Estimated Losses on Loans and Finance Receivables

The Company monitors the performance of its loan and RPA portfolios and maintains either an allowance or liability for estimated losses on loans and finance receivables (including revenue, fees and interest) at a level estimated to be adequate to absorb credit losses inherent in the portfolio. The allowance for losses on the Company’s owned loans and finance receivables reduces the outstanding loans and finance receivable balance in the consolidated balance sheets. The liability for estimated losses related to loans guaranteed under its CSO programs is initially recorded at fair value and is included in “Accounts payable and accrued expenses” in the consolidated balance sheets.

In determining the allowance or liability for estimated losses on loans and finance receivables, the Company applies a documented systematic methodology. In calculating the allowance or liability for receivable losses, outstanding loans and finance receivables are divided into discrete groups of short-term loans, line of credit accounts, installment loans and RPAs and are analyzed as current or delinquent. Increases in either the allowance or the liability, net of charge-offs and recoveries, are recorded as a “Cost of revenue” in the consolidated statements of income.

The allowance or liability for short-term loans classified as current is based on historical loss rates adjusted for recent default trends for current loans. For delinquent short-term loans, the allowance or liability is based on a six-month rolling average of loss rates by stage of collection. For line of credit accounts and installment loan portfolios, the Company generally uses a migration analysis to estimate losses inherent in the portfolio. The allowance or liability calculation under the migration analysis is based on historical charge-off experience and the loss emergence period, which represents the average amount of time between the first occurrence of a loss event to the charge-off of a loan. The factors the Company considers to assess the adequacy of the allowance or liability include past due performance, historical behavior of monthly vintages, underwriting changes and recent trends in delinquency in the migration analysis.

The Company fully reserves and generally charges off loans once the loan or a portion of the loan has been classified as delinquent for 60 consecutive days. If a loan is deemed uncollectible before it is fully reserved, it is charged off at that point. Loans classified as delinquent generally have an age of one to 59 days from the date any portion of the receivable became delinquent, as defined above. Recoveries on loans previously charged to the allowance are credited to the allowance when collected.

The components of Company-owned loans and finance receivables at June 30, 2015 and 2014 and December 31, 2014 were as follows (dollars in thousands):

	As of June 30, 2015
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Current receivables	$38,487	$67,974	$217,950	$324,411
Delinquent receivables:
Delinquent payment amounts (1)	—	2,897	1,289	4,186
Receivables on non-accrual status	19,828	2,668	17,622	40,118

Total delinquent receivables	19,828	5,565	18,911	44,304

Total loans and finance receivables, gross	58,315	73,539	236,861	368,715
Less: Allowance for losses	(14,196)	(9,091)	(27,974)	(51,261)

Financing receivables, net	$44,119	$64,448	$208,887	$317,454

	As of June 30, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Current receivables	$39,207	$112,392	$157,247	$308,846
Delinquent receivables:
Delinquent payment amounts (1)	—	3,885	1,487	5,372
Receivables on non-accrual status	20,933	6,132	18,477	45,542

Total delinquent receivables	20,933	10,017	19,964	50,914

Total loans and finance receivables, gross	60,140	122,409	177,211	359,760
Less: Allowance for losses	(18,248)	(21,579)	(27,967)	(67,794)

Financing receivables, net	$41,892	$100,830	$149,244	$291,966

	As of December 31, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Current receivables	$35,378	$110,519	$194,496	$340,393
Delinquent receivables:
Delinquent payment amounts (1)	—	3,733	1,469	5,202
Receivables on non-accrual status	20,920	4,428	17,616	42,964

Total delinquent receivables	20,920	8,161	19,085	48,166

Total loans and finance receivables, gross	56,298	118,680	213,581	388,559
Less: Allowance for losses	(14,324)	(19,749)	(30,875)	(64,948)

Financing receivables, net	$41,974	$98,931	$182,706	$323,611

(1)	Represents the delinquent portion of installment loans and line of credit account balances for customers that have only missed one payment. See “Current and Delinquent Loans and Finance Receivables” above for additional information.

Changes in the allowance for losses for the Company-owned loans and receivables and the liability for losses on the Company’s guarantees of third-party lender-owned loans during the three and six months ended June 30, 2015 and 2014 were as follows (dollars in thousands):

	Three Months Ended June 30, 2015
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$12,744	$12,340	$26,136	$51,220
Cost of revenue	13,929	4,870	22,254	41,053
Charge-offs	(17,794)	(13,740)	(26,676)	(58,210)
Recoveries	5,111	5,509	6,049	16,669
Effect of foreign currency translation	206	112	211	529

Balance at end of period	$14,196	$9,091	$27,974	$51,261

Liability for third-party lender-owned loans:
Balance at beginning of period	$906	$—	$39	$945
Increase in liability	370	—	113	483

Balance at end of period	$1,276	$—	$152	$1,428

	Three Months Ended June 30, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total
Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$18,527	$26,669	$29,084	$74,280
Cost of revenue	19,288	21,786	25,384	66,458
Charge-offs	(26,278)	(31,486)	(33,014)	(90,778)
Recoveries	6,523	4,276	6,195	16,994
Effect of foreign currency translation	188	334	318	840

Balance at end of period	$18,248	$21,579	$27,967	$67,794

Liability for third-party lender-owned loans:
Balance at beginning of period	$1,199	$—	$—	$1,199
Increase in liability	382	—	—	382

Balance at end of period	$1,581	$—	$—	$1,581

	Six Months Ended June 30, 2015
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total

Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$14,324	$19,749	$30,875	$64,948
Cost of revenue	26,441	12,683	41,130	80,254
Charge-offs	(37,572)	(34,573)	(56,558)	(128,703)
Recoveries	10,981	11,416	12,629	35,026
Effect of foreign currency translation	22	(184)	(102)	(264)

Balance at end of period	$14,196	$9,091	$27,974	$51,261

Liability for third-party lender-owned loans:
Balance at beginning of period	$1,575	$—	$1	$1,576
(Decrease) increase in liability	(299)	—	151	(148)

Balance at end of period	$1,276	$—	$152	$1,428

	Six Months Ended June 30, 2014
	Short-term Loans	Line of Credit Accounts	Installment Loans and RPAs	Total

Allowance for losses for Company-owned loans and finance receivables:
Balance at beginning of period	$20,466	$29,244	$32,608	$82,318
Cost of revenue	36,456	45,699	51,587	133,742
Charge-offs	(55,413)	(61,588)	(67,563)	(184,564)
Recoveries	16,502	7,776	10,845	35,123
Effect of foreign currency translation	237	448	490	1,175

Balance at end of period	$18,248	$21,579	$27,967	$67,794

Liability for third-party lender-owned loans:
Balance at beginning of period	$2,047	$—	$—	$2,047
Decrease in liability	(466)	—	—	(466)

Balance at end of period	$1,581	$—	$—	$1,581

Guarantees of Consumer Loans

In connection with its CSO programs, the Company guarantees consumer loan payment obligations to unrelated third-party lenders for short-term and installment loans and is required to purchase any defaulted loans it has guaranteed. The guarantee represents an obligation to purchase specific loans that go into default. As of June 30, 2015 and 2014 and December 31, 2014, the amount of consumer loans guaranteed by the Company was $31.5 million, $34.9 million and $36.3 million, respectively, representing amounts due under consumer loans originated by third-party lenders under the CSO programs. The estimated fair value of the liability for estimated losses on consumer loans guaranteed by the Company of $1.4 million, $1.6 million and $1.6 million, as of June 30, 2015 and 2014 and December 31, 2014, respectively, is included in “Accounts payable and accrued expenses” in the accompanying consolidated balance sheets.